Finance Receivables - Aging Analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold Period For Past Due Finance Receivables	31 days
Financing Receivable, 90 Days or More Past Due, Still Accruing	$ 0
Finance Receivables Aging Analysis [Abstract]
Financing Receivables	114,830	$ 119,403
Consumer Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, 90 Days or More Past Due, Still Accruing		20
Finance Receivables Aging Analysis [Abstract]
Current	72,935	75,179
Total past due	1,040	1,060
Financing Receivables	73,975	76,239
Non-Consumer Segment [Member]
Finance Receivables Aging Analysis [Abstract]
Current	40,793	43,088
Total past due	62	76
Financing Receivables	40,855	43,164
31-60 Days Past Due [Member] | Consumer Segment [Member]
Finance Receivables Aging Analysis [Abstract]
Total past due	839	859
61-90 Days Past Due [Member] | Consumer Segment [Member]
Finance Receivables Aging Analysis [Abstract]
Total past due	126	123
91-120 Days Past Due [Member] | Consumer Segment [Member]
Finance Receivables Aging Analysis [Abstract]
Total past due	40	39
Greater Than 120 Days Past Due [Member] | Consumer Segment [Member]
Finance Receivables Aging Analysis [Abstract]
Total past due	$ 35	$ 39